UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 11/30

Date of reporting period: 7/1/22-6/30/23

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05767
Reporting Period: 07/01/2022 - 06/30/2023
DWS Strategic Municipal Income Trust

===================== DWS Strategic Municipal Income Trust =====================

QUAD/GRAPHICS, INC.

Ticker:       QUAD           Security ID:  747301109
Meeting Date: MAY 22, 2023   Meeting Type: Annual
Record Date:  MAR 16, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Douglas P. Buth          For       For          Management
1.2   Elect Director Beth-Ann Eason           For       For          Management
1.3   Elect Director Kathryn Quadracci Flores For       Withhold     Management
1.4   Elect Director John C. Fowler           For       Withhold     Management
1.5   Elect Director Stephen M. Fuller        For       For          Management
1.6   Elect Director Christopher B. Harned    For       Withhold     Management
1.7   Elect Director J. Joel Quadracci        For       Withhold     Management
1.8   Elect Director Jay O. Rothman           For       Withhold     Management
1.9   Elect Director John S. Shiely           For       For          Management
2     Amend Omnibus Stock Plan                For       Against      Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DWS Strategic Municipal Income Trust

By (Signature and Title) /s/Hepsen Uzcan
                                  Hepsen Uzcan, Chief Executive Officer and President

Date 8/7/23